Disclosure of changes in fair value of plan assets (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Opening fair value of plan assets	$ 341,432	$ 296,151
Interest income	11,033	11,005
Return on plan assets (excluding amounts included in net interest expense)	(15,296)	24,437
Contributions from the employer	17,020	22,484
Employer direct benefit payments	1,998	999
Contributions from plan participants	98	93
Benefit payment from employer	(1,998)	(999)
Administrative expenses paid from plan assets	(83)	(80)
Benefits paid	(29,499)	(33,721)
Settlement payments from plan assets	(120,018)	0
Effects of changes in foreign exchange rates	(28,892)	21,063
Closing fair value of plan assets	$ 175,795	$ 341,432